INVENTORIES - Ore in Stockpiles and on Leach Pads (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Ore in stockpiles	$ 2,956	$ 2,959
Ore on leach pads	575	641
Gold
Disclosure of operating segments [line items]
Ore in stockpiles	2,780	2,809
Ore on leach pads	575	641
Gold | Carlin [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	1,073	1,129
Ore on leach pads	191	196
Gold | Pueblo Viejo [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	785	712
Gold | Turquoise Ridge [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	330	354
Ore on leach pads	35	37
Gold | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	153	175
Gold | North Mara [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	137	165
Gold | Cortez [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	123	104
Ore on leach pads	130	112
Gold | Phoenix [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	87	78
Ore on leach pads	9	26
Gold | Veladero
Disclosure of operating segments [line items]
Ore in stockpiles	50	40
Ore on leach pads	193	238
Gold | Tongon [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	41	20
Gold | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	1	2
Gold | Porgera [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	0	30
Gold | Long Canyon [Member]
Disclosure of operating segments [line items]
Ore on leach pads	17	32
Copper
Disclosure of operating segments [line items]
Ore in stockpiles	176	150
Ore on leach pads	0	0
Copper | Lumwana [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	$ 176	$ 150